Quarterly Holdings Report
for
Fidelity® Large Cap Growth Index Fund
July 31, 2025
LC1-NPRT1-0925
1.9871046.109
Common Stocks - 100.0%
	Shares	Value ($)
BRAZIL - 0.1%
Financials - 0.1%
Banks - 0.1%
NU Holdings Ltd/Cayman Islands Class A (b)	4,075,329	49,800,520
Capital Markets - 0.0%
XP Inc Class A	45,622	736,339
TOTAL BRAZIL		50,536,859
CANADA - 0.1%
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Restaurant Brands International Inc (United States) (c)	263,265	17,865,164
Financials - 0.0%
Capital Markets - 0.0%
Brookfield Asset Management Ltd Class A (United States)	168,478	10,390,038
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
RB Global Inc (United States)	14,398	1,558,727
TOTAL CANADA		29,813,929
GERMANY - 0.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Birkenstock Holding Plc (b)	20,273	1,015,475
KAZAKHSTAN - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
Freedom Holding Corp/NV (b)(c)	19,146	3,557,614
KOREA (SOUTH) - 0.1%
Consumer Discretionary - 0.1%
Broadline Retail - 0.1%
Coupang Inc Class A (b)	1,584,747	46,639,104
PUERTO RICO - 0.0%
Financials - 0.0%
Banks - 0.0%
Popular Inc	7,727	885,359
SWITZERLAND - 0.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
On Holding AG Class A (b)	281,221	13,658,904
UNITED KINGDOM - 0.2%
Consumer Discretionary - 0.2%
Hotels, Restaurants & Leisure - 0.2%
Flutter Entertainment PLC (b)	185,007	55,920,216
Materials - 0.0%
Metals & Mining - 0.0%
Anglogold Ashanti Plc	77,861	3,601,071
TOTAL UNITED KINGDOM		59,521,287
UNITED STATES - 99.5%
Communication Services - 11.4%
Diversified Telecommunication Services - 0.0%
AST SpaceMobile Inc Class A (b)(c)	203,364	10,812,864
GCI LLC Class A	794	26,233
GCI LLC Class C	6,115	203,324
Iridium Communications Inc	9,452	231,196
		11,273,617
Entertainment - 2.3%
Liberty Media Corp-Liberty Formula One Class A (b)	9,201	829,194
Liberty Media Corp-Liberty Formula One Class C (b)	82,836	8,312,593
Live Nation Entertainment Inc (b)	202,007	29,836,434
Netflix Inc (b)	540,969	627,199,459
ROBLOX Corp Class A (b)	719,209	99,099,808
Roku Inc Class A (b)	21,306	2,006,172
Spotify Technology SA (b)	196,344	123,017,370
Take-Two Interactive Software Inc (b)	77,473	17,255,561
TKO Group Holdings Inc Class A	37,366	6,277,862
		913,834,453
Interactive Media & Services - 9.0%
Alphabet Inc Class A	4,786,183	918,468,518
Alphabet Inc Class C	3,897,063	751,587,570
Meta Platforms Inc Class A	2,289,928	1,771,121,912
Pinterest Inc Class A (b)	374,486	14,455,160
Reddit Inc Class A (b)	148,802	23,896,113
Trump Media & Technology Group Corp (b)	71,906	1,264,827
		3,480,794,100
Media - 0.1%
DoubleVerify Holdings Inc (b)	83,678	1,281,947
Liberty Broadband Corp Class A (b)	4,105	250,938
Liberty Broadband Corp Class C (b)	30,577	1,874,982
Nexstar Media Group Inc	2,128	398,170
Trade Desk Inc (The) Class A (b)	569,583	49,530,938
		53,336,975
TOTAL COMMUNICATION SERVICES		4,459,239,145

Consumer Discretionary - 12.9%
Automobiles - 2.8%
Tesla Inc (b)	3,590,433	1,106,822,781
Broadline Retail - 5.3%
Amazon.com Inc (b)	8,878,210	2,078,477,743
Etsy Inc (b)	75,643	4,407,718
		2,082,885,461
Distributors - 0.0%
Pool Corp	8,554	2,635,829
Diversified Consumer Services - 0.0%
Bright Horizons Family Solutions Inc (b)	9,353	1,057,824
Duolingo Inc Class A (b)	47,971	16,624,351
Grand Canyon Education Inc (b)	9,959	1,679,386
H&R Block Inc	28,548	1,551,298
		20,912,859
Hotels, Restaurants & Leisure - 2.6%
Airbnb Inc Class A (b)	542,811	71,873,605
Booking Holdings Inc	39,000	214,658,341
Carnival Corp (b)	425,663	12,671,988
Cava Group Inc (b)	127,410	11,213,354
Chipotle Mexican Grill Inc (b)	1,712,165	73,417,635
Choice Hotels International Inc (c)	10,541	1,346,191
Churchill Downs Inc	69,922	7,484,451
Darden Restaurants Inc	141,640	28,564,539
Domino's Pizza Inc	12,310	5,702,115
DoorDash Inc Class A (b)	457,969	114,606,742
DraftKings Inc Class A (b)	613,405	27,627,761
Dutch Bros Inc Class A (b)	147,560	8,745,881
Expedia Group Inc Class A	154,446	27,834,258
Hilton Worldwide Holdings Inc	297,711	79,810,365
Las Vegas Sands Corp	408,813	21,421,801
Light & Wonder Inc Class A (b)	105,581	10,169,562
Marriott International Inc/MD Class A1	222,942	58,818,788
McDonald's Corp	51,603	15,484,512
Norwegian Cruise Line Holdings Ltd (b)	509,701	13,027,958
Planet Fitness Inc Class A (b)	107,134	11,697,961
Royal Caribbean Cruises Ltd	323,395	102,797,569
Starbucks Corp	192,039	17,122,197
Texas Roadhouse Inc	84,495	15,642,559
Travel + Leisure Co	26,343	1,560,823
Vail Resorts Inc (c)	37,386	5,617,620
Viking Holdings Ltd (b)	259,465	15,235,785
Wendy's Co/The	90,685	893,247
Wingstop Inc	35,465	13,382,363
Wyndham Hotels & Resorts Inc	86,804	7,465,144
Yum! Brands Inc	119,561	17,234,718
		1,013,129,833
Household Durables - 0.1%
SharkNinja Inc (b)	15,337	1,780,626
Somnigroup International Inc	258,052	18,677,804
TopBuild Corp (b)	2,607	965,710
		21,424,140
Specialty Retail - 1.9%
AutoZone Inc (b)	3,342	12,593,926
Burlington Stores Inc (b)	80,214	21,895,213
Carvana Co Class A (b)	163,907	63,951,594
Chewy Inc Class A (b)	266,824	9,792,441
Floor & Decor Holdings Inc Class A (b)	43,168	3,308,396
Home Depot Inc/The	968,554	355,953,281
Lithia Motors Inc Class A	3,680	1,059,840
Murphy USA Inc	22,943	8,316,379
O'Reilly Automotive Inc (b)	999,766	98,296,993
Restoration Hardware Inc (b)	3,299	678,339
Ross Stores Inc	82,147	11,216,351
TJX Cos Inc/The	713,869	88,898,107
Tractor Supply Co	678,529	38,642,227
Ulta Beauty Inc (b)	14,409	7,420,779
Valvoline Inc (b)	143,656	5,063,874
Wayfair Inc Class A (b)	21,526	1,412,967
Williams-Sonoma Inc	22,601	4,227,517
		732,728,224
Textiles, Apparel & Luxury Goods - 0.2%
Deckers Outdoor Corp (b)	192,872	20,477,220
Lululemon Athletica Inc (b)	77,435	15,528,041
Ralph Lauren Corp Class A	3,660	1,093,425
Tapestry Inc	242,111	26,155,251
		63,253,937
TOTAL CONSUMER DISCRETIONARY		5,043,793,064

Consumer Staples - 2.5%
Beverages - 0.7%
Celsius Holdings Inc (b)	209,740	9,509,612
Coca-Cola Co/The	2,425,556	164,670,997
Coca-Cola Consolidated Inc	9,014	1,007,314
Monster Beverage Corp (b)	890,423	52,312,351
PepsiCo Inc	239,537	33,036,943
		260,537,217
Consumer Staples Distribution & Retail - 1.6%
BJ's Wholesale Club Holdings Inc (b)	24,676	2,613,188
Casey's General Stores Inc	7,077	3,680,960
Costco Wholesale Corp	566,564	532,366,198
Performance Food Group Co (b)	24,097	2,419,339
Sprouts Farmers Market Inc (b)	124,943	18,933,862
Sysco Corp	331,632	26,397,907
Walmart Inc	554,876	54,366,750
		640,778,204
Food Products - 0.0%
Darling Ingredients Inc (b)	22,326	722,916
Freshpet Inc (b)	16,878	1,153,105
Hershey Co/The	22,482	4,184,575
		6,060,596
Household Products - 0.2%
Colgate-Palmolive Co	486,309	40,777,010
Kimberly-Clark Corp	152,770	19,038,197
		59,815,207
TOTAL CONSUMER STAPLES		967,191,224

Energy - 0.3%
Energy Equipment & Services - 0.0%
Schlumberger NV	151,295	5,113,771
Oil, Gas & Consumable Fuels - 0.3%
Cheniere Energy Inc	126,724	29,891,657
HF Sinclair Corp	20,220	888,467
Phillips 66	37,201	4,597,300
Targa Resources Corp	274,118	45,615,976
Texas Pacific Land Corp	24,542	23,759,846
Williams Cos Inc/The	82,504	4,946,115
		109,699,361
TOTAL ENERGY		114,813,132

Financials - 6.2%
Banks - 0.2%
Bank of America Corp	695,700	32,885,739
Citigroup Inc	422,110	39,551,708
Pinnacle Financial Partners Inc	6,733	591,763
Western Alliance Bancorp	28,813	2,234,736
		75,263,946
Capital Markets - 1.5%
Ameriprise Financial Inc	110,719	57,373,479
Ares Management Corp Class A	240,165	44,557,812
Bank of New York Mellon Corp/The	66,326	6,728,773
Blackstone Inc	934,256	161,588,918
Blue Owl Capital Inc Class A	778,693	15,067,710
Charles Schwab Corp/The	190,358	18,603,687
Coinbase Global Inc Class A (b)	25,691	9,705,032
FactSet Research Systems Inc	3,162	1,273,969
Goldman Sachs Group Inc/The	20,913	15,132,438
Hamilton Lane Inc Class A	33,262	5,065,803
Houlihan Lokey Inc Class A	26,311	5,016,455
Interactive Brokers Group Inc Class A	28,859	1,891,996
Jefferies Financial Group Inc	47,712	2,751,074
KKR & Co Inc Class A	215,778	31,628,739
Lazard Inc	27,234	1,415,623
LPL Financial Holdings Inc	101,709	40,249,303
Moody's Corp	198,420	102,331,147
Morningstar Inc	20,359	5,628,449
MSCI Inc	47,228	26,511,910
Robinhood Markets Inc Class A (b)	126,484	13,034,176
TPG Inc Class A	155,084	8,850,644
Tradeweb Markets Inc Class A	12,474	1,728,273
		576,135,410
Consumer Finance - 0.2%
Ally Financial Inc	41,468	1,569,564
American Express Co	229,878	68,804,784
Credit Acceptance Corp (b)(c)	925	453,508
SLM Corp	36,926	1,174,247
SoFi Technologies Inc Class A (b)	185,827	4,195,974
		76,198,077
Financial Services - 3.9%
Affirm Holdings Inc Class A (b)	203,717	13,966,838
Apollo Global Management Inc	366,470	53,255,420
Block Inc Class A (b)	257,240	19,874,362
Corpay Inc (b)	86,739	28,021,034
Equitable Holdings Inc	390,342	20,044,062
Fiserv Inc (b)	194,533	27,028,415
Mastercard Inc Class A	1,038,477	588,266,066
Shift4 Payments Inc Class A (b)(c)	84,687	8,722,761
Toast Inc Class A (b)	576,567	28,159,532
UWM Holdings Corp Class A	21,994	88,416
Visa Inc Class A	2,174,094	751,084,254
WEX Inc (b)	3,545	601,516
		1,539,112,676
Insurance - 0.4%
Aon PLC	247,574	88,064,548
Arthur J Gallagher & Co	19,694	5,657,102
Brown & Brown Inc	37,206	3,399,512
Everest Group Ltd	7,538	2,531,260
Kinsale Capital Group Inc	28,232	12,441,560
Markel Group Inc (b)	3,242	6,510,876
Marsh & McLennan Cos Inc	74,704	14,881,037
Progressive Corp/The	37,524	9,082,309
RLI Corp	5,661	373,569
Ryan Specialty Holdings Inc Class A	133,958	8,196,890
		151,138,663
TOTAL FINANCIALS		2,417,848,772

Health Care - 6.6%
Biotechnology - 2.4%
AbbVie Inc	2,261,325	427,435,652
Alnylam Pharmaceuticals Inc (b)	159,313	62,488,931
Amgen Inc	506,437	149,449,559
Apellis Pharmaceuticals Inc (b)	137,561	3,073,113
Exact Sciences Corp (b)	13,130	616,453
Exelixis Inc (b)	278,606	10,091,109
Gilead Sciences Inc	427,968	48,056,527
Halozyme Therapeutics Inc (b)	156,355	9,376,609
Incyte Corp (b)	52,159	3,906,188
Insmed Inc (b)	213,563	22,911,039
Ionis Pharmaceuticals Inc (b)	184,248	7,918,979
Natera Inc (b)	165,725	22,150,804
Neurocrine Biosciences Inc (b)	105,781	13,564,298
Sarepta Therapeutics Inc (b)(c)	98,349	1,614,890
Summit Therapeutics Inc (b)(c)	149,261	3,936,013
Ultragenyx Pharmaceutical Inc (b)(c)	114,791	3,136,090
Vertex Pharmaceuticals Inc (b)	328,264	149,973,974
Viking Therapeutics Inc (b)(c)	10,834	352,862
		940,053,090
Health Care Equipment & Supplies - 1.2%
Boston Scientific Corp (b)	324,789	34,076,862
Dexcom Inc (b)	499,065	40,309,480
IDEXX Laboratories Inc (b)	103,004	55,036,067
Inspire Medical Systems Inc (b)(c)	36,540	4,550,692
Insulet Corp (b)	89,496	25,810,646
Intuitive Surgical Inc (b)	455,542	219,156,701
Masimo Corp (b)	57,504	8,843,540
Penumbra Inc (b)	47,755	12,047,154
ResMed Inc	44,074	11,985,484
Stryker Corp	112,985	44,372,599
		456,189,225
Health Care Providers & Services - 0.6%
Cardinal Health Inc	154,950	24,051,339
Cencora Inc	233,725	66,864,048
Chemed Corp	1,633	673,285
Cigna Group/The	27,133	7,254,822
DaVita Inc (b)	48,784	6,847,810
HCA Healthcare Inc	47,224	16,716,824
McKesson Corp	147,868	102,552,373
Molina Healthcare Inc (b)	37,550	5,928,019
		230,888,520
Health Care Technology - 0.1%
Doximity Inc Class A (b)	166,581	9,786,633
Veeva Systems Inc Class A (b)	149,998	42,629,432
		52,416,065
Life Sciences Tools & Services - 0.1%
Medpace Holdings Inc (b)	29,147	12,451,598
Repligen Corp (b)	8,325	974,608
Sotera Health Co (b)	18,828	216,333
Tempus AI Inc Class A (b)(c)	105,002	5,942,063
Waters Corp (b)	39,765	11,482,541
		31,067,143
Pharmaceuticals - 2.2%
Bristol-Myers Squibb Co	500,484	21,675,962
Corcept Therapeutics Inc (b)	119,922	8,055,161
Eli Lilly & Co	1,022,605	756,799,282
Zoetis Inc Class A	454,387	66,245,081
		852,775,486
TOTAL HEALTH CARE		2,563,389,529

Industrials - 5.9%
Aerospace & Defense - 1.8%
Axon Enterprise Inc (b)	95,214	71,933,225
Boeing Co (b)	130,879	29,034,197
BWX Technologies Inc	20,500	3,114,565
GE Aerospace	1,342,271	363,862,823
HEICO Corp	54,228	17,721,710
HEICO Corp Class A	95,648	24,685,793
Howmet Aerospace Inc	511,824	92,010,600
Karman Holdings Inc	60,655	3,135,864
Leonardo DRS Inc	37,904	1,576,806
Loar Holdings Inc (b)	49,274	3,641,841
Lockheed Martin Corp	74,196	31,235,032
Rocket Lab Corp (c)	499,650	22,943,928
Spirit AeroSystems Holdings Inc Class A (b)	16,214	638,832
StandardAero Inc	16,100	459,655
TransDigm Group Inc	12,331	19,833,920
		685,828,791
Building Products - 0.4%
AAON Inc	85,815	7,165,553
Armstrong World Industries Inc	16,101	3,029,725
Carlisle Cos Inc	6,424	2,278,657
Lennox International Inc	40,949	24,937,941
Simpson Manufacturing Co Inc	4,399	789,313
Trane Technologies PLC	284,554	124,657,416
		162,858,605
Commercial Services & Supplies - 0.7%
Cintas Corp	438,847	97,665,400
Copart Inc (b)	1,051,328	47,656,698
Rollins Inc	358,243	20,516,577
Tetra Tech Inc	63,322	2,326,450
Veralto Corp	120,794	12,662,835
Waste Management Inc	472,224	108,214,852
		289,042,812
Construction & Engineering - 0.3%
Comfort Systems USA Inc	44,401	31,227,223
EMCOR Group Inc	19,495	12,232,918
MasTec Inc (b)	16,724	3,164,348
Quanta Services Inc	145,627	59,143,494
WillScot Holdings Corp	57,763	1,695,343
		107,463,326
Electrical Equipment - 0.8%
GE Vernova Inc	348,971	230,422,062
Rockwell Automation Inc	11,621	4,087,222
Vertiv Holdings Co Class A	485,600	70,703,360
		305,212,644
Ground Transportation - 0.6%
Avis Budget Group Inc (b)(c)	7,420	1,263,181
Lyft Inc Class A (b)	81,596	1,147,240
Old Dominion Freight Line Inc	13,394	1,999,055
U-Haul Holding Co (b)	3,380	195,567
U-Haul Holding Co Class N	49,582	2,578,264
Uber Technologies Inc (b)	2,569,847	225,504,074
Union Pacific Corp	60,256	13,375,024
XPO Inc (b)	30,146	3,626,262
		249,688,667
Industrial Conglomerates - 0.0%
3M Co	110,672	16,514,476
Machinery - 0.2%
Allison Transmission Holdings Inc	18,191	1,638,463
Caterpillar Inc	72,745	31,863,765
Illinois Tool Works Inc	122,445	31,342,247
RBC Bearings Inc (b)	8,024	3,108,016
		67,952,491
Passenger Airlines - 0.0%
Alaska Air Group Inc (b)	27,067	1,433,468
American Airlines Group Inc (b)	52,604	604,419
Southwest Airlines Co	68,642	2,123,097
		4,160,984
Professional Services - 0.7%
Automatic Data Processing Inc	482,238	149,252,662
Booz Allen Hamilton Holding Corp Class A	159,431	17,111,729
Broadridge Financial Solutions Inc	135,133	33,446,769
Dayforce Inc (b)	17,844	1,029,063
Equifax Inc	27,436	6,590,950
ExlService Holdings Inc (b)	201,940	8,770,254
KBR Inc	12,394	579,296
Paychex Inc	128,902	18,604,426
Paycom Software Inc	35,795	8,287,974
Paylocity Holding Corp (b)	52,740	9,750,571
Verisk Analytics Inc	107,221	29,883,565
		283,307,259
Trading Companies & Distributors - 0.4%
Core & Main Inc Class A (b)	140,619	8,948,993
Fastenal Co	1,203,388	55,512,289
Ferguson Enterprises Inc	14,540	3,247,218
FTAI Aviation Ltd	130,031	17,893,566
SiteOne Landscape Supply Inc (b)	18,149	2,501,477
WW Grainger Inc	48,278	50,186,912
		138,290,455
TOTAL INDUSTRIALS		2,310,320,510

Information Technology - 52.6%
Communications Equipment - 0.5%
Arista Networks Inc	1,316,776	162,253,140
Lumentum Holdings Inc (b)	6,629	729,720
Motorola Solutions Inc	89,581	39,324,267
Ubiquiti Inc (c)	5,375	2,340,651
		204,647,778
Electronic Equipment, Instruments & Components - 0.5%
Amphenol Corp Class A	1,539,095	163,929,008
CDW Corp/DE	12,137	2,116,450
Jabil Inc	87,857	19,607,047
		185,652,505
IT Services - 0.6%
Cloudflare Inc Class A (b)	393,885	81,802,037
Gartner Inc (b)	95,625	32,383,406
Globant SA (b)(c)	5,400	455,003
GoDaddy Inc Class A (b)	175,441	28,347,757
Kyndryl Holdings Inc (b)	19,122	722,238
MongoDB Inc Class A (b)	9,611	2,286,361
Okta Inc Class A (b)	82,826	8,100,383
Snowflake Inc (b)	398,960	89,167,560
Twilio Inc Class A (b)	30,852	3,979,908
		247,244,653
Semiconductors & Semiconductor Equipment - 20.2%
Advanced Micro Devices Inc (b)	1,202,431	212,000,610
Applied Materials Inc	293,986	52,935,119
Astera Labs Inc (b)	182,777	24,991,099
Broadcom Inc	5,895,045	1,731,374,717
Enphase Energy Inc (b)	162,578	5,261,024
Entegris Inc	31,149	2,443,951
KLA Corp	169,865	149,316,431
Lam Research Corp	1,632,123	154,790,545
Lattice Semiconductor Corp (b)	147,640	7,356,901
MACOM Technology Solutions Holdings Inc (b)	20,028	2,746,640
Marvell Technology Inc	76,973	6,186,320
Monolithic Power Systems Inc	59,078	42,018,637
NVIDIA Corp	29,874,340	5,313,748,856
Onto Innovation Inc (b)	13,829	1,310,297
QUALCOMM Inc	320,786	47,078,553
Texas Instruments Inc	474,630	85,936,508
		7,839,496,208
Software - 20.7%
Adobe Inc (b)	543,247	194,314,019
Appfolio Inc Class A (b)	28,045	7,498,672
AppLovin Corp Class A (b)	304,323	118,898,996
Atlassian Corp Class A (b)	206,580	39,617,912
Autodesk Inc (b)	271,944	82,428,946
Bentley Systems Inc Class B	200,979	11,652,762
Cadence Design Systems Inc (b)	348,279	126,972,075
Confluent Inc Class A (b)	353,206	6,260,576
Crowdstrike Holdings Inc Class A (b)	311,746	141,710,379
Datadog Inc Class A (b)	393,763	55,118,945
Docusign Inc (b)	193,729	14,653,662
Dropbox Inc Class A (b)	68,221	1,853,565
Dynatrace Inc (b)	374,780	19,717,176
Elastic NV (b)	115,670	9,681,579
Fair Isaac Corp (b)	25,004	35,923,747
Fortinet Inc (b)	812,174	81,136,183
Gen Digital Inc	76,187	2,246,755
Gitlab Inc Class A (b)	167,760	7,349,566
Guidewire Software Inc (b)	106,877	24,177,715
HubSpot Inc (b)	64,901	33,725,805
Intuit Inc	348,520	273,633,508
Manhattan Associates Inc (b)	76,517	16,807,724
Microsoft Corp	9,466,740	5,050,505,790
MicroStrategy Inc Class A (b)	17,658	7,096,044
nCino Inc (b)(c)	19,202	536,216
Nutanix Inc Class A (b)	80,047	6,017,133
Oracle Corp	2,113,594	536,366,749
Palantir Technologies Inc Class A (b)	2,788,183	441,508,778
Palo Alto Networks Inc (b)	838,463	145,557,177
Pegasystems Inc	36,856	2,163,816
Procore Technologies Inc (b)(c)	146,176	10,470,587
PTC Inc (b)	17,579	3,776,145
RingCentral Inc Class A (b)	102,267	2,606,786
Rubrik Inc Class A (b)	74,025	7,028,674
Salesforce Inc	133,483	34,482,663
Samsara Inc Class A (b)	342,503	13,025,389
SentinelOne Inc Class A (b)	268,547	4,925,152
Servicenow Inc (b)	263,812	248,806,373
Synopsys Inc (b)	172,927	109,544,067
Teradata Corp (b)	27,730	580,389
Tyler Technologies Inc (b)	45,561	26,633,138
Unity Software Inc (b)	23,637	788,530
Workday Inc Class A (b)	274,643	62,997,611
Zscaler Inc (b)	124,622	35,587,058
		8,056,384,532
Technology Hardware, Storage & Peripherals - 10.1%
Apple Inc	18,816,241	3,905,687,145
Dell Technologies Inc Class C	55,567	7,373,185
NetApp Inc	102,307	10,653,228
Pure Storage Inc Class A (b)	339,841	20,227,336
Super Micro Computer Inc (b)(c)	300,460	17,718,126
		3,961,659,020
TOTAL INFORMATION TECHNOLOGY		20,495,084,696

Materials - 0.3%
Chemicals - 0.3%
Ecolab Inc	78,051	20,430,630
Sherwin-Williams Co/The	269,873	89,295,578
		109,726,208
Construction Materials - 0.0%
Eagle Materials Inc	2,578	578,220
James Hardie Industries PLC ADR (b)	118,876	3,083,643
		3,661,863
Metals & Mining - 0.0%
Carpenter Technology Corp	10,858	2,707,877
Steel Dynamics Inc	17,208	2,195,052
		4,902,929
TOTAL MATERIALS		118,291,000

Real Estate - 0.5%
Real Estate Management & Development - 0.0%
CBRE Group Inc Class A (b)	41,685	6,492,022
CoStar Group Inc (b)	66,038	6,286,157
Jones Lang LaSalle Inc (b)	16,219	4,384,969
		17,163,148
Residential REITs - 0.0%
Sun Communities Inc	30,913	3,834,139
UDR Inc	23,002	903,749
		4,737,888
Retail REITs - 0.0%
Simon Property Group Inc	91,793	15,034,775
Specialized REITs - 0.5%
American Tower Corp	597,049	124,419,042
Lamar Advertising Co Class A	111,860	13,674,885
Public Storage Operating Co	26,529	7,214,296
		145,308,223
TOTAL REAL ESTATE		182,244,034

Utilities - 0.3%
Electric Utilities - 0.1%
NRG Energy Inc	252,955	42,294,076
Independent Power and Renewable Electricity Producers - 0.2%
Vistra Corp	431,824	90,052,577
TOTAL UTILITIES		132,346,653

TOTAL UNITED STATES		38,804,561,759
TOTAL COMMON STOCKS (Cost $23,464,140,532)		39,010,190,290

U.S. Treasury Obligations - 0.0%
	Yield (%) (d)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 8/21/2025 (e) (Cost $4,778,791)	4.25	4,790,000	4,778,568

Money Market Funds - 0.3%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f)	4.33	28,708,874	28,714,615
Fidelity Securities Lending Cash Central Fund (f)(g)	4.33	102,406,154	102,416,395
TOTAL MONEY MARKET FUNDS (Cost $131,131,010)			131,131,010

TOTAL INVESTMENT IN SECURITIES - 100.3% (Cost $23,600,050,333)	39,146,099,868
NET OTHER ASSETS (LIABILITIES) - (0.3)%	(100,987,039)
NET ASSETS - 100.0%	39,045,112,829

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME E-Mini Nasdaq 100 Index Contracts (United States)	81	Sep 2025	37,851,300	1,574,822	1,574,822
CME E-Mini S&P 500 Index Contracts (United States)	39	Sep 2025	12,429,788	428,284	428,284

TOTAL FUTURES CONTRACTS					2,003,106
The notional amount of futures purchased as a percentage of Net Assets is 0.1%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Security or a portion of the security is on loan at period end.
(d)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,683,579.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

At period end, the value of non-cash collateral for securities on loan amounted to $371,352.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	80,293,003	554,274,720	605,853,108	827,844	-	-	28,714,615	28,708,874	0.0%
Fidelity Securities Lending Cash Central Fund	54,630,981	227,119,796	179,334,382	57,044	-	-	102,416,395	102,406,154	0.4%
Total	134,923,984	781,394,516	785,187,490	884,888	-	-	131,131,010

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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